                                                U.S. Securities and Exchange Commission
                                                        Washington, D.C. 20549

                                                              FORM 24F-2
                                                   Annual Notice of Securities Sold
                                                        Pursuant to Rule 24F-2

1.         Name and address of issuer:               American Skandia Life Assurance Corporation
                                                     One Corporate Drive
                                                     Shelton, CT  06484

2.       Name of each series or class of funds for which this notice is filed:

         Variable Account B - Class 3

3.       Investment Company Act File Number:811-8884

         Securities Act File Number:        33-86866;  33-88362

4(a).    Last day of fiscal year for which this notice is filed:       12/31/01

4(b).    Check box if this Form is being Filed late (i.e., more than 90 calendar days after the end of the         issuer's fiscal
year).  (See Instruction A.2)

                  [     ]

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.

                  [     ]

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year pursuant to section 24F:                                 $165,665,562

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                  $96,240,075

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending no
                  earlier than October 11, 1995 that were not
                  previously used to reduce registration fees payable
                  to the commission:                                            $    0

         (iv)     Total available redemption credits [add Items
                  5(ii) and 5(iii):                                             $(96,240,075)

         (v)      Net sales - if Item 5(I) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:                         $ 69,425,487

         (vi)     Redemption credits available for use in future years $(_________)
                  if Item 5(I) is less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(I)]:

         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                                        x     0.000092

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                         = $6,387

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
         Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                + $--------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                = $6,387

9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                    March 26, 2002

         Method of Delivery:

         [ X ]             Wire Transfer
         [     ]           Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      /s/         Carl A. Cavaliere
         --------------------------
                           Carl A. Cavaliere
                           Vice President,
                           Corporate Treasurer,
                           & Business Controller

         March 27, 2002

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         ----------------------------------
                  Carl A. Cavaliere
                  Vice President,
                  Corporate Treasurer,
                  & Business Controller

         March 27, 2002

FILING FEES DISTRIBUTION FOR 24F-2, VARIABLE  ACCOUNT B, CLASS 3
----------------------------------------------------------------

**FOOTNOTE
----------

The Filing Fees for Variable Account B, Class 3, were wire transferred to Mellon Bank Pitts on 3/25/02 on behalf of American Skandia
Life Assurance Corporation.

CIK:  0000881453
CCC: m2vfks*x

The amount of the wire transfer was $6,387.  The $6,387 Filing Fee,  has been submitted  under the 33-86866 registration number.  The amount of this Filing Fee also includes the fees for the following registration number (s):

33-88362